Net investment income/(expense) (Tables)	12 Months Ended
Dec. 31, 2023
Gains (losses) on financial instruments [abstract]
Disclosure of net investment income

	2023	2022	2021
	£m	£m	£m
Net gains/(losses) from financial instruments mandatorily at fair value	171	(51)	73
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income	26	(111)	305
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(17)	(18)	114
Dividend income	—	31	20
Net losses on other investments[1]	(119)	(285)	(201)
Net investment income/(expense)	61	(434)	311
Note
1Included within the 2022 balance are losses of £74m on sale arising from disposal of Barclays’ equity stake in Absa Group Limited (Absa) in April 2022 and September 2022.